Commitments and Contingencies - Contingencies Narrative (Details) - Advisory services agreement dispute $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Damages sought	$ 31.0
Current accrual loss provision	8.0
Minimum
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	8.0
Maximum
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	$ 26.3